Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Current	$2,657	$2,566	$2,612

Deferred	(51)	140	424
	$2,606	$2,706	$3,036

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2014	2013	2012
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(7.7)	(6.7)	(6.9)
Incentive stock options	0.4	0.4	0.3
Earnings and proceeds on life insurance	(1.5)	(3.7)	(1.2)
Other	0.2	0.2	0.3

	25.4%	24.2%	26.5%

The income tax provision includes $398,000,  $300,000 and $482,000 of income taxes relating to realized securities gains for the years ended December 31, 2014, 2013 and 2012, respectively.

The net deferred tax asset included in other assets in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2014	2013
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,997	$1,941
Deferred compensation	491	496
Purchase price adjustment	999	1,215
Other	201	303
Foreclosed real estate valuation allowance	280	54
Net unrealized loss on securities	-	1,337
Total Deferred Tax Assets	3,968	5,346

Deferred tax liabilities:
Premises and equipment	265	327
Deferred loan fees	170	200
Net unrealized gains on securities	248	-

Total Deferred Tax Liabilities	683	527

Net Deferred Tax Asset	$3,285	$4,819

The Company’s federal and state income tax returns for taxable years through 2010 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue. North Penn’s income tax returns though 2008 have been closed for purposes of examination by the Internal Revenue Service.